Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 29,653	$ 13,148
Short term cash deposits		30,151
Restricted deposit	23	13
Trade receivables	9	270
Other accounts receivable and prepaid expenses	543	424
Inventories	1,430	1,081
Total current assets	31,658	45,087
Non-current assets:
Restricted deposit	188	213
Operating lease right-of-use assets	2,711	2,953
Property and equipment, net	2,966	2,728
Intangible assets, net	245	243
Total non-current assets	6,110	6,137
Total assets	37,768	51,224
Current liabilities:
Trade payables	1,133	1,034
Operating lease liabilities	529	519
Deferred revenues		32
Accrued liabilities and other	1,443	1,429
Total current liabilities	3,105	3,014
Non-current liabilities:
Operating lease liabilities	2,382	3,089
Total non-current liabilities	2,382	3,089
Total liabilities	5,487	6,103
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of December 31, 2022 and December 31, 2021; issued and outstanding: 11,186,481 and 10,772,024 ordinary shares as of December 31, 2022 and December 31, 2021, respectively	4,873	4,664
Additional paid in capital	118,099	114,223
Currency translation differences	(969)	(969)
Accumulated deficit	(89,722)	(72,797)
Total shareholders’ equity	32,281	45,121
Total liabilities and shareholders’ equity	$ 37,768	$ 51,224